Credit Facilities and Guarantees (Details Textual) - USD ($)			12 Months Ended
	Feb. 16, 2015	Jan. 22, 2014	Jun. 28, 2015
STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC)
Line Of Credit Facility [Line Items]
Outstanding borrowings under the credit facility			$ 100,000
Westinghouse Agreement | STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC)
Line Of Credit Facility [Line Items]
Guarantee liability			250,000
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Secured revolving credit facility			$ 30,000,000
Expiry date of credit facility			Aug. 01, 2018
Interest rate on borrowings under the credit facility			LIBOR plus 1.0 percent or the bank’s prime rate
Interest rate - percentage points added to LIBOR - on borrowings under credit facility			1.00%
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Secured revolving credit facility			$ 10,000,000
Expiry date of credit facility			Aug. 01, 2018
Interest rate on borrowings under the credit facility		LIBOR plus 1.75 percent or the bank’s prime rate.	LIBOR plus 1.0 percent or the bank’s prime rate
Interest rate - percentage points added to LIBOR - on borrowings under credit facility		1.75%	1.00%
STRATTEC Advanced Logic Credit Facility | STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC)
Line Of Credit Facility [Line Items]
Secured revolving credit facility	$ 1,500,000
Expiry date of credit facility			Feb. 16, 2016
Interest rate on borrowings under the credit facility			LIBOR plus 1.0 percent or the bank’s prime rate
Interest rate - percentage points added to LIBOR - on borrowings under credit facility	1.00%
Secured revolving credit facility, initiation date			Feb. 16, 2015
Outstanding borrowings under the credit facility			$ 995,000
Guarantee liability			$ 995,000